Loans Receivable, Net (Summary of loans restructured as Troubled Debt Restructurings) (Details) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013 loan	Dec. 31, 2012 loan	Dec. 31, 2013 loan	Mar. 31, 2012 loan
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings		1	5	15
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		$ 257,452	$ 1,442,543	$ 12,003,934
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		257,452	1,442,543	12,003,934
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period	1	4	1	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period		880,745	146,267	0
Residential Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings		0	0	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		0	0	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		0	0	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period		0	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period		0	0	0
Consumer Loans
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings		0	0	1
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		0	0	15,358
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		0	0	15,358
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period		0	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period		0	0	0
Commercial Business
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings		0	1	0
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		0	32,850	0
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		0	32,850	0
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period		0	0	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period		0	0	0
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts - Troubled Debt Restructurings		1	4	14
Pre- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		257,452	1,409,693	11,988,576
Post- Modification Outstanding Recorded Investment - Troubled Debt Restructurings		257,452	1,409,693	11,988,576
Number of Contracts - Troubled Debt Restructurings That Subsequently Defaulted During the Period		4	1	0
Recorded Investment - Troubled Debt Restructurings That Subsequently Defaulted During the Period		$ 880,745	$ 146,267	$ 0